Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (101,548)	$ 39,315	$ 168,556	$ 126,859	$ 22,986
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	115,946	105,742	216,137	211,049	191,913
Loss (gain) on derivatives	(270)	(429)	1,945	(2,338)	603
Write-off of deferred financing fees	36,357	2,358	2,358		6,410
Share-based compensation expense	19,356	330	5,160	1,211	2,520
Premium on debt issuance		6,000	6,000
Equity in earnings of subsidiaries
Changes in operating assets and liabilities:
Accounts receivable, net	(1,308)	(1,281)	(4,592)	(280)	(11)
Inventories	(5,748)	(1,552)	(3,447)	(3,471)	(3,898)
Prepaid expenses and other assets	1,655	943	(3,490)	(4,264)	128,993
Accounts payable	17,974	(11,743)	(1,228)	15,928	36,023
Accrued expenses and other liabilities	(11,133)	10,257	(3,107)	(15,876)	6,136
Advance ticket sales	187,868	105,848	14,302	28,172	38,748
Net cash provided by operating activities	259,149	255,788	398,594	356,990	430,423
Cash flows from investing activities
Additions to property and equipment and other	(759,020)	(174,973)	(303,840)	(184,797)	(977,466)
Net cash used in investing activities	(759,020)	(174,973)	(303,840)	(184,797)	(977,466)
Cash flows from financing activities
Repayments of long-term debt	(2,081,520)	(591,152)	(859,422)	(439,959)	(955,780)
Repayments to Affiliate	(98,171)
Proceeds from long-term debt	2,289,253	520,205	800,618	273,375	1,601,659
Other, primarily deferred financing fees	(38,999)	(3,093)	(49,376)	(1,730)	(93,941)
Net cash provided by (used in) financing activities	530,563	(74,040)	(108,180)	(168,314)	551,938
Net increase (decrease) in cash and cash equivalents	30,692	6,775	(13,426)	3,879	4,895
Cash and cash equivalents at beginning of period	45,500	58,926	58,926	55,047	50,152
Cash and cash equivalents at end of period	76,192	65,701	45,500	58,926	55,047
Norwegian Cruise Line Holdings Ltd.
Cash flows from financing activities
Contribution from NCLH	$ 460,000